INCOME TAX - Taxes on Unremitted Earnings of Foreign Subsidiaries (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017
INCOME TAX
Dividend withholding, percentage	5.00%	5.00%	5.00%
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 1,032.8	₽ 71,752
Unrecognized deferred tax liability	$ 51.6	₽ 3,588